Note 9 - Other Disclosures - Fair Value of the Share Options (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2022 € / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 € / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 € / shares	Dec. 31, 2021 USD ($)
Note 9 - Other Disclosures - Fair Value of the Share Options (Details)
Weighted average share price (EUR) (in EUR per share)	€ 2.83		€ 2.83		€ 22.01
Exercise price, share options granted (in EUR per share)	€ 0.06		€ 0.06		€ 0.06
Expected volatility		67.80%		80.50%		75.00%
Option life (yrs.)		1.25		0.25		1.29
Expected dividends (EUR) | $		$ 0.00		$ 0.00		$ 0.00
Risk-free interest rate		0.39%		(0.44%)		(0.73%)
Lack of marketability discount						14.39%